2. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
2. RELATED PARTY TRANSACTIONS

2.       RELATED PARTY TRANSACTIONS

Related Party Borrowings

Related party transactions can arise with the Company’s officers and directors and their family members and affiliates. Except as disclosed below, no related party transactions have been entered into during the years which might reasonably affect any decisions made by the users of these consolidated financial statements.

During the years ended December 31, 2016 and 2015, the Company has received advances and loans from related parties and directors as follows:

	2016	2015
Convertible Promissory NoteStockholder Advances	$100,000	$0
Stockholder Advances	122,700	0 0167,500
Advances from Affiliate	0	2,000
	$222,700	$169,500

Convertible Promissory note bears interest at 5%. All Advances are noninterest bearing.

In year 2016 the following related party common stock activity was transacted with the noted related parties:

·	25,000,000 shares were issued to a shareholder with conversion of a $100,000 promissory note.

·	50,000 shares were issued to an outside director for services

·	20,000,000 shares were awarded to a shareholder for consulting services

·	223,090,000 shares were issued to an affiliated group of an officer and director in exchange for conversion of advances made.

·	20,000,000 shares were awarded to a shareholder in exchange for conversion of advances made.

The use of the proceeds from these borrowings has been to maintain the operations of the Company while seeking additional funding to grow marketing and operations of the Company. These advances have not yet been documented, but will be documented and will carry with them market rates of interest and terms. In 2016 these amounts were converted to common stock.

During the years ending December 31, 2016 and December 31, 2015, the Company has not been a party to any other material transaction, or proposed transactions, in which any member of the key management personnel (including directors, any other executive officer, senior manager, any spouse or relative of any of the foregoing, or any relative of such spouse), had or was to have a direct or indirect material interest.